Financial risk management (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 72,485	₨ 66,818
Allowance account for credit losses of financial assets	(1,258)	(1,194)	₨ (1,296)
Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	73,743	68,012
Allowance account for credit losses of financial assets	(1,258)	(1,194)
Financial assets past due but not impaired [member] | Neither Past Due [Member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	65,528	51,505
Not later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	7,092	15,501
Later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 1,123	₨ 1,006